UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10083
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                   Excelsior Directional Hedge Fund of Funds, LLC
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               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905

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              (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 352-4497
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                       Date of fiscal year end: March 31
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                    Date of reporting period: June 30, 2006
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ITEM 1.   SCHEDULE OF INVESTMENTS

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                              Schedule of Investments(Unaudited)
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                                                                   June 30, 2006

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

                                                                                   % of     % Ownership     First
                                              First                              Members'        of       Available
                                           Acquisition                Fair       Equity -    Investment  Redemption
Investment Funds                              Date       Cost        Value     Net Assets      Funds        Date*     Liquidity**
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Basix Capital Fund, L.P.                   7/1/2004  $  8,500,000   $  9,610,913     3.37%       11.00%      N/A           Quarterly
Foundation Partners, L.P.                  7/1/2002     8,000,000     10,059,026     3.53%        8.01%      N/A           Quarterly
SAB Capital Partners, L.P.                 4/1/2001     5,000,000      7,297,173     2.56%        1.10%      N/A            Annually
Scopia PX, LLC                             9/1/2005     9,000,000      8,847,456     3.10%        6.11%    9/30/2006       Quarterly
Spring Point Institutional Partners, L.P.  1/1/2004    15,000,000     16,610,520     5.83%       23.73%      N/A           Quarterly
Swiftcurrent Partners, L.P.               10/1/2000     8,550,000     11,927,615     4.18%        1.85%      N/A            Annually
Tonga Partners, L.P.                      10/1/2000     4,060,553      9,890,371     3.47%        3.20%      N/A       Semi-annually
                                                       -----------------------------------
    Strategy Total                                     58,110,553     74,243,071    26.04%
                                                       -----------------------------------
Opportunistic Long/Short Equity Funds
-------------------------------------
AKO Partners, L.P.                        10/1/2005    10,500,000     12,318,669     4.32%       10.57%    10/1/2006       Quarterly
Alson Signature Fund I, L.P.              10/1/2002     8,748,954     12,519,118     4.39%        9.32%       N/A          Quarterly
Cadmus Capital Partners (QP), L.P.         7/1/2003     8,500,000      9,150,132     3.21%        4.23%       N/A          Quarterly
Delta Fund Europe, L.P.                    5/1/2006    14,000,000     12,798,654     4.49%        2.67%     6/30/2008      Quarterly
Indus Asia Pacific Fund, L.P.              3/1/2004     6,000,000      7,662,001     2.69%        2.22%       N/A          Quarterly
Indus Event Driven Fund, L.P.              6/1/2005     9,000,000      9,602,426     3.37%        9.78%     7/1/2006       Quarterly
Indus Japan Fund, L.P.                     3/1/2004     6,000,000      8,818,999     3.09%        2.67%       N/A          Quarterly
Phinity Capital, L.P.                     10/1/2004    14,200,000     16,733,876     5.87%        9.05%       N/A          Quarterly
Quaker Capital Partners I, L.P.            1/1/2001     3,164,863      9,821,199     3.44%        2.95%       N/A           Annually
Seminole Capital Partners, L.P.            9/1/2005     8,000,000      8,571,851     3.01%        1.51%       N/A      Semi-annually
                                                       -----------------------------------
    Strategy Total                                     88,113,817    107,996,925    37.88%
                                                       -----------------------------------
Hedged Sector Funds
-------------------
Argus Healthcare Partners, L.P.           11/1/2003     9,000,000      9,935,324     3.48%        7.19%       N/A      Semi-annually
Coatue Qualified Partners, L.P.            1/1/2002     6,000,000      9,701,525     3.40%        3.43%       N/A          Quarterly
Durus Life Sciences Fund, LLC              1/1/2001       586,983        502,559     0.18%        2.05%       N/A                (1)
Endicott Partners II, L.P.                 1/1/2003     6,500,000      7,840,361     2.75%        4.96%       N/A      Semi-annually
Heirloom Qualified Partners, L.P.          4/1/2004    10,000,000     10,904,813     3.83%       14.04%       N/A          Quarterly
Longbow Partners, L.P.                     5/1/2004    16,200,000     18,491,414     6.49%        6.93%       N/A          Quarterly
Vardon Partners II, L.P.                  10/1/2002     5,000,000      7,055,522     2.47%       23.76%       N/A          Quarterly
                                                       -----------------------------------
    Strategy Total                                     53,286,983     64,431,518    22.60%
                                                       -----------------------------------
Arbitrage/Distressed Funds
--------------------------
Aviator Partners, L.P.                     8/1/2004       495,222         83,285     0.03%        7.93%       N/A          Quarterly
Canyon Value Realization Fund, L.P.        7/1/2003     9,400,000     12,931,849     4.54%        0.64%       N/A           Annually
Farallon Capital Partners, L.P.           11/1/2004    20,000,000     22,916,760     8.03%        0.42%       N/A           Annually
JMG Capital Partners, L.P.                10/1/2000     5,591,605     10,565,273     3.71%        1.61%       N/A          Quarterly
                                                       -----------------------------------
    Strategy Total                                     35,486,827     46,497,167    16.31%
                                                       -----------------------------------
Total investments in Investment Funds                $234,998,180    293,168,681   102.83%
                                                     ============
Other Assets, Less Liabilities                                       (8,079,804)   (2.83)%
                                                                     ---------------------
Members' Equity - Net Assets                                        $285,088,877   100.00%
                                                                    ======================

*   From original investment date.                                 N/A   Initial lock-up period has either expired prior to June 30,
**  Available frequency of redemptions after initial lock-up             2006 or Investment Fund did not have an initial lock-up
    period.                                                              period. However, specific redemption restrictions may apply
                                                                   (1)   The Investment Fund is currently in liquidation and has
                                                                         eliminated partner withdrawal rights.



ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as
Exhibit I and Exhibit II herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
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By (Signature and Title)*   /s/ Leo P. Grohowski
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                           Leo P. Grohowski, Co-Principal Executive Officer
Date August 29, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
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By (Signature and Title)*   /s/ Spencer Boggess
                         -------------------------------------------------
                           Spencer Boggess, Co-Principal Executive Officer
Date August 29, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
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By (Signature and Title)*   /s/ Robert F. Aufenanger
                         ------------------------------------------------
                           Robert F. Aufenanger, Principal Financial Officer
Date August 29, 2006
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